Capital Structure - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands							6 Months Ended	12 Months Ended
	Jul. 01, 2023	Jun. 15, 2023	Mar. 15, 2023	Aug. 13, 2019	Sep. 20, 2016	May 02, 2013	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019
Class of Stock [Line Items]
Additional paid in capital								$ 1,514,700	$ 1,514,700
Preferred stock issuance cost							$ 21,500	21,500	21,500
Authorized share capital							$ 745	$ 745	$ 745
Number of ordinary shares							70,000,000	70,000,000	70,000,000
Ordinary shares, par value							$ 0.01	$ 0.01	$ 0.01
Number of preference shares							30,000,000	30,000,000	30,000,000
Preference shares, par value							$ 0.0015144558	$ 0.0015144558
Ordinary shares, issued							60,395,839	60,395,839	60,395,839
Preference shares liquidation preference, value				$ 250,000
5.950% Preference Shares (AHL PRC)
Class of Stock [Line Items]
Preferred stock issuance cost						$ 4,400
Preference shares, par value							$ 0.0015144558	$ 0.0015144558	$ 0.0015144558
Preference shares, issued						11,000,000	11,000,000	11,000,000	11,000,000
Preference shares, rate		5.95%					5.95%	5.95%	5.95%
Redemption price per share						$ 25
Proceeds or share issuance						$ 270,600
Preference shares liquidation preference, value						$ 275,000
5.950% Preference Shares (AHL PRC) | Subsequent Event
Class of Stock [Line Items]
Preference shares, rate			5.95%
5.950% Preference Shares (AHL PRC) | LIBOR | Subsequent Event
Class of Stock [Line Items]
Preferred Stock Liquidation Preference Value, Fixed for Floating Rate	LIBOR
5.625% Preference Shares (AHL PRD)
Class of Stock [Line Items]
Preferred stock issuance cost					$ 8,700					$ 8,700
Preference shares, par value							$ 0.0015144558	$ 0.0015144558	$ 0.0015144558
Preference shares, issued					10,000,000		10,000,000	10,000,000	10,000,000
Preference shares, rate		5.625%			5.625%		5.625%	5.625%	5.625%
Redemption price per share					$ 25		$ 25	$ 25	$ 25
Proceeds or share issuance					$ 241,300
Preference shares liquidation preference, value					$ 250,000					$ 250,000
5.625% Preference Shares (AHL PRD) | Subsequent Event
Class of Stock [Line Items]
Preference shares, rate			5.625%
5.625% Preference Shares, rep by Dep Shares (AHL PRE)
Class of Stock [Line Items]
Preferred stock issuance cost				$ 8,400
Preference shares, par value							$ 0.0015144558	$ 0.0015144558	$ 0.0015144558
Preference shares, issued				10,000,000			10,000,000	10,000,000	10,000,000
Preference shares, rate		5.625%		5.625%			5.625%	5.625%	5.625%
Redemption price per share				$ 25			$ 25	$ 25	$ 25
5.625% Preference Shares, rep by Dep Shares (AHL PRE) | Subsequent Event
Class of Stock [Line Items]
Preference shares, rate			5.625%
Additional paid-in capital | Preference shares
Class of Stock [Line Items]
Proceeds or share issuance				$ 241,600